Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Profit (loss)	$ (226,905)	$ (183,718)	$ (254,177)
Profit (loss), attributable to non-controlling interests	(40)	(36)	(422)
Profit (loss), attributable to ordinary equity holders of parent entity	$ (226,865)	$ (183,682)	$ (253,755)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of shares for basic EPS	193,835,475	160,697,588	140,655,697
Weighted average number of shares for diluted EPS	193,835,475	160,697,588	140,655,697
Loss per share - basic	$ (1.17)	$ (1.14)	$ (1.80)
Loss per share - diluted	$ (1.17)	$ (1.14)	$ (1.80)
Share options	2,070,033	5,252,152	8,004,121